Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years

Office furniture and equipment	3 – 5 years

Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Schedule Of Estimated Useful Lives Of Intangible Assets	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:

Computer software, systems and technology	1 – 5 years

Brand	10 years

Customer relationship	5 years
Residual values are considered nil.

Summary of Contract Liabilities	A summary of contract liabilities is as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Contract liabilities	80,405	82,312	11,934

Summary of Effect of Changes in Balance Sheet
The effect of the changes made to the Company’s consolidated balance sheet as of January 1, 2022 for the adoption of ASU 2016-02 is as follows:

	Balance as of December 31, 2021	Adjustments due to the adoption of ASU 2016-02	Balance as of January 1, 2022
	RMB	RMB	RMB
Assets:
Prepayments and other current assets	46,670	(86)	46,584
Operating lease right-of-use assets	—	15,773	15,773
Liabilities:
Operating lease liabilities (current)	—	(8,845)	(8,845)
Operating lease liabilities (non-current)	—	(10,306)	(10,306)
Accrued liabilities and other current liabilities	(85,305)	3,464	(81,841)

Summary of Impact of Balance Sheet
The impact of adopting ASU 2016-02 on the Company’s consolidated balance sheet as of December 31, 2022 are as follows:

	As reported	Legacy GAAP	Effect of the adoption of ASU 2016-02
	RMB	RMB	RMB
Assets:
Prepayments and other current assets	30,401	30,421	(20)
Land use right	—	21,560	(21,560)
Operating lease right-of-use assets	33,756	—	33,756
Liabilities:
Operating lease liabilities (current)	(18,133)	—	(18,133)
Operating lease liabilities (non-current)	(6,959)	—	(6,959)
Accrued liabilities and other current liabilities	(75,333)	(87,592)	12,259